Financial risks	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Financial risks
4 Financial risks
General
As an insurance group, Aegon is exposed to a variety of risks. Aegon’s largest exposures are to changes in financial markets (e.g. foreign currency, interest rate, credit and equity market risks) that affect the value of the investments, liabilities from products that Aegon sells, deferred expenses and value of business acquired. Other risks include insurance related risks, such as changes in mortality, morbidity, bond credit spread and liquidity premium, which are discussed in note 34 Insurance contracts. Aegon manages risk at local level where business is transacted, based on principles and policies established at the Group level. Aegon’s integrated approach to risk management involves similar measurement of risk and scope of risk coverage to allow for aggregation of the Group’s risk position.
To manage the risk from changes in financial markets, Aegon’s products are priced using a market-consistent framework and comprehensive asset liability management (ALM) programs are implemented to ensure that the assets backing policyholder benefits are invested prudently over the long term. A range of ALM techniques are used across the Group. These range in terms of sophistication and complexity from cash-flow matching (for traditional fixed annuities) to duration matching (for the Universal Life range of products) to derivative-based semi-static and dynamic hedges (to match variable annuities).
To manage its risk exposure, Aegon has risk policies in place. Many of these policies are group-wide while others are specific to the unique situation of local businesses. For ALM specifically, the Enterprise Risk Management (ERM) framework includes several risk policies that govern ALM strategies, such as the Investment and Counterparty Risk Policy (ICRP). The ICRP governs the management of investment risks associated with credit, equity, property, alternative asset classes, interest rate and currency risk in addition to option markets, implied volatility risk, interest rate options and swaptions. As well as product-level ALM programs, subsidiary businesses are required by the ICRP to maintain overarching entity-level ALM strategies that set the direction and limits for the aggregated product-level programs. Significant or complex ALM strategies are approved at group level, and all programs are subject to Group Risk oversight.
Together with the ICRP, which guides ALM strategy, several other ERM policies govern concentration risk, liquidity risk, use of derivatives and securities lending and repos. As Aegon uses derivatives extensively, collateral calls can be significant depending on market circumstances. Liquidity is managed at legal entity level in the first instance with central coordination by Aegon NV. The large US and Dutch units may use external market solutions to match projected liquidity requirements with funding.
Next to guidance, the Group level policies also provide limits the to Group’s exposure to major risks such as equity, interest rates, credit, and currency. The limits in these policies in aggregate remain within the Group’s overall tolerance for risk and the Group’s financial resources. Operating within this policy framework, Aegon employs risk management programs including ALM processes and models and hedging programs (which are largely conducted via the use of financial derivative instruments). These risk management programs are in place in each country unit and are not only used to manage risk in each unit, but are also part of the Group’s overall risk strategy.
Aegon operates a Derivative Use Policy to govern its usage of derivatives. This policy establishes the control, authorization, execution and monitoring requirements of the usage of such instruments. In addition, the policy stipulates necessary mitigation of credit risk created through derivatives management tools. For derivatives, counterparty credit risk is normally mitigated by requirements to post collateral via credit support annex agreements or through a central clearing house.
As part of its risk management programs, Aegon takes inventory of its current risk position across risk categories. Aegon also measures the sensitivity of net result and shareholders’ equity under both deterministic and stochastic scenarios. Management uses the insight gained through these ‘what if?’ scenarios to manage the Group’s risk exposure and capital position. The models, scenarios and assumptions used are reviewed regularly and updated as necessary.
Results of Aegon’s sensitivity analyses are presented throughout this section to show the estimated sensitivity of net result and shareholders’ equity to various scenarios. For each type of market risk, the analysis shows how net result and shareholders’ equity would have been affected by changes in the relevant risk variable that were reasonably possible at the reporting date. For each sensitivity test the impact of a reasonably possible change in a single factor is shown. Management action is taken into account to the extent that it is part of Aegon’s regular policies and procedures, such as established hedging programs. However, incidental management actions that would require a change in policies and procedures are not considered.
Each sensitivity analysis reflects the extent to which the shock tested would affect management’s critical accounting estimates and judgment in applying Aegon’s accounting policies. Market-consistent assumptions underlying the measurement of non-listed
assets and liabilities are adjusted to reflect the shock tested. The shock may also affect the measurement of assets and liabilities based on assumptions that are not observable in the market. For example, a shock in interest rates may lead to changes in the amortization schedule of DPAC or to increased impairment losses on equity investments. Although management’s short-term assumptions may change if there is a reasonably possible change in a risk factor, long-term assumptions will generally not be revised unless there is evidence that the movement is permanent. This fact is reflected in the sensitivity analyses.
The accounting mismatch inherent in IFRS is also apparent in the reported sensitivities. A change in interest rates has an immediate impact on the carrying amount of assets measured at fair value. However, the shock will not have a similar effect on the carrying amount of the related insurance liabilities that are measured based on locked-in
assumptions or on management’s long-term expectations. Consequently, the different measurement bases for assets and liabilities lead to increased volatility in IFRS net result and shareholders’ equity. Aegon has classified a significant part of its investment portfolio as
‘available-for-sale’,
which is one of the main reasons why the economic shocks tested have a different impact on net result than on shareholders’ equity. Unrealized gains and losses on these assets are not recognized in the income statement but are booked through other comprehensive income to the revaluation reserves in shareholders’ equity, unless impaired. As a result, economic sensitivities predominantly impact shareholders’ equity but leave net result unaffected. The effect of movements of the revaluation reserve on capitalization ratios and capital adequacy are minimal. Aegon’s target ratio for the composition of its capital base is based on shareholders’ equity excluding the revaluation reserve.
The sensitivities do not reflect what the net result for the period would have been if risk variables had been different because the analysis is based on the exposures in existence at the reporting date rather than on those that actually occurred during the year. Nor are the results of the sensitivities intended to be an accurate prediction of Aegon’s future shareholders’ equity or earnings. The analysis does not take into account the impact of future new business, which is an important component of Aegon’s future earnings. It also does not consider all methods available to management to respond to changes in the financial environment, such as changing investment portfolio allocations or adjusting premiums and crediting rates. Furthermore, the results of the analyses cannot be extrapolated for wider variations since effects do not tend to be linear.
Concentration risk for financial risks are measured and managed at the following levels:
♦	Concentration per risk type: Risk exposures are measured per risk type as part of Aegon’s internal economic framework. A risk tolerance framework is in place which sets risk limits per risk type to target desired risk balance and promote diversification across risk types;
♦	Concentration per counterparty: Risk exposure is measured and risk limits are in place per counterparty as part of the Counterparty Name Limit Policy; and
♦	Concentration per sector, geography and asset class: Aegon’s investment strategy is translated in investment mandates for its internal and external asset managers. Through these investment mandates limits on sector, geography and asset class are set. Compliance monitoring of the investment mandates is done by the insurance operating companies.
Moreover, concentration of financial risks are measured in Aegon business planning cycle. As part of business planning, the resilience of Aegon’s business strategy is tested in several extreme event scenarios. In the Adverse Financial scenario, financial markets are stressed without assuming diversification across different market factors. Within the projection certain management actions may be implemented when management deems this necessary.
Aegon’s significant financial risks and related financial information are explained in the order as follows:
♦	• Credit risk
♦	• Equity market risk and other investment risks
♦	• Interest rate risk
♦	• Currency exchange risk
♦	• Liquidity risk
Credit risk
As premiums and deposits are received, these funds are invested to pay for future policyholder obligations. For general account products, Aegon typically bears the risk for investment performance which is equal to the return of principal and interest. Aegon is exposed to credit risk on its general account fixed-income portfolio (debt securities, mortgages and private placements), over-the-counter
derivatives and reinsurance contracts. Some issuers have defaulted on their financial obligations for various reasons, including bankruptcy, lack of liquidity, downturns in the economy, downturns in real estate values, operational failure and fraud. During financial downturns, Aegon can incur defaults or other reductions in the value of these securities and loans, which could have a materially adverse effect on Aegon’s business, results of operations and financial condition. Investments for account of policyholders are excluded as the policyholder bears the credit risk associated with the investments.
The table that follows shows the Group’s maximum exposure to credit risk from investments in general account financial assets, as well as general account derivatives and reinsurance assets, collateral held and net exposure. Please refer to note 45 and 46 for further information on capital commitments and contingencies and on collateral given, which may expose the Group to credit risk.

2021	Maximum exposure to credit risk	Cash	Securities	Letters of credit / guaran- tees	Real estate property	Master netting agree- ments	Other	Total collateral	Surplus collateral (or overcollater- alization)	Net exposure
Debt securities - carried at fair value	97,195	-	-	221	-	-	-	221	-	96,974

Money market and other short-term investments - carried at fair value	4,910	-	330	-	-	-	-	330	21	4,601

Mortgage loans - carried at amortized cost	39,991	2,684	-	32	75,412	-	-	78,128	38,197	60

Private loans - carried at amortized cost	4,883	33	-	-	-	-	-	33	-	4,850

Other loans - carried at amortized cost	1,949	-	-	-	-	-	1,872	1,872	1,346	1,423

Other financial assets - carried at fair value	4,245	-	-	-	-	-	-	-	-	4,245

Derivatives	8,780	2,555	107	-	-	5,921	-	8,583	66	263

Reinsurance assets	20,992	-	3,784	77	-	-	-	3,861	-	17,131
At December 31	182,945	5,272	4,221	330	75,412	5,921	1,872	93,028	39,630	129,547

2020	Maximum exposure to credit risk	Cash	Securities	Letters of credit / guaran- tees	Real estate property	Master netting agree- ments	Other	Total collateral	Surplus collateral (or overcollateral- ization)	Net exposure
Debt securities - carried at fair value	99,350	-	-	245	-	-	-	245	-	99,105

Money market and other short-term investments - carried at fair value	4,667	-	330	-	-	-	-	330	19	4,357

Mortgage loans - carried at amortized cost	38,244	2,685	-	60	64,028	-	-	66,772	28,655	126

Private loans - carried at amortized cost	4,358	45	-	-	-	-	-	45	-	4,313

Other loans - carried at amortized cost	1,917	-	-	-	-	-	1,786	1,786	1,293	1,424

Other financial assets - carried at fair value	3,641	-	-	-	-	-	-	-	-	3,641

Derivatives	13,238	4,873	60	29	-	8,373	-	13,336	135	38

Reinsurance assets	18,910	-	3,578	117	-	-	-	3,694	-	15,216
At December 31	184,326	7,603	3,967	450	64,028	8,373	1,786	86,207	30,101	128,220
Debt securities
Several bonds in Aegon’s Americas’ portfolio are guaranteed by Monoline insurers. This is shown in the table above in the column ‘Letters of credit / guarantees’.
Money market and short-term investments
The collateral reported for the money market and short-term investments are related to tri-party
repurchase agreements (repos). Within
tri-party
repos Aegon invests under short-term reverse repurchase agreements and the counterparty posts collateral to a third party custodian. The collateral posted is typically high-quality, short-term securities and is only accessible for or available to Aegon in the event the counterparty defaults.
Mortgage loans
The real estate collateral for mortgages includes both residential and commercial properties. The collateral for commercial mortgage loans in Aegon Americas is measured at fair value. At a minimum on an annual basis, a fair value is estimated for each individual real estate property that has been pledged as collateral. When a loan is originally provided, an external appraisal is obtained to estimate the value of the property. In subsequent years, the value is typically estimated internally using various professionally accepted valuation methodologies. Internal appraisals are performed by qualified, professionally accredited personnel. International valuation standards are used and the most significant assumptions made during the valuation of real estate are the current cost of reproducing or replacing the property, the value that the property’s net earning power will support, and the value indicated by recent sales of comparable properties. Valuations are primarily supported by market evidence. For Aegon the Netherlands, collateral for the residential mortgages is measured as the foreclosure value which is indexed periodically.
Cash collateral for mortgage loans includes the savings that have been received to redeem the underlying mortgage loans at redemption date. These savings are part of the credit side of the statement of financial position, but reduce the credit risk for the mortgage loan as a whole.
A substantial part of Aegon’s Dutch residential mortgage loan portfolio benefits from guarantees by a Dutch government-backed trust (Stichting Waarborgfonds Eigen Woning) through the Dutch Mortgage loan Guarantee program (NHG). With exception of
NHG-backed
mortgage loans originated after January 1, 2014, for which a 10% lender-incurred haircut applies on realized losses on each defaulted loan, these guarantees cover all principal losses, missed interest payments and foreclosure costs incurred upon termination and settlement of defaulted mortgage loans when lender-specific terms and conditions of the guarantee are met. When not fully met, the trust may pay claims in part or in full, depending on the severity of the breach of terms and conditions. For each specific loan, the guarantee amortizes in line with an equivalent annuity mortgage loan. When the remaining loan balance at default does not exceed the amortized guarantee, it covers the full loss under its terms and conditions. Any loan balance in excess of this decreasing guarantee profile serves as a first loss position for the lender.
Derivatives
The master netting agreements column in the table relates to derivative liability positions which are used in Aegon’s credit risk management. The offset in the master netting agreements column includes balances where there is a legally enforceable right of offset, but no intention to settle these balances on a net basis under normal circumstances. As a result, there is a net exposure for credit risk management purposes. However, as there is no intention to settle these balances on a net basis, they do not qualify for net presentation for accounting purposes.
Reinsurance assets
The collateral related to the reinsurance assets include assets in trust that are held by the reinsurer for the benefit of Aegon. The assets in trust can be accessed to pay policyholder benefits in the event the reinsurers fail to perform under the terms of their contract. Further information on the related reinsurance transactions is included in note 26 Reinsurance assets.
Other loans
The collateral included in the other column represents the policyholders account value for policy loans. The excess of the account value over the loan value is included in the surplus collateral column. For further information on the policy loans refer to note 22.1 Financial assets, excluding derivatives.
The total collateral includes both under- and over-collateralized positions. To present a net exposure of credit risk, the over-collateralization, which is shown in the surplus collateral column, is extracted from the total collateral.

Credit risk management
Aegon manages credit risk exposure by individual counterparty, sector and asset class, including cash positions. Normally, Aegon mitigates credit risk in derivative contracts by entering into credit support agreement, where practical, and in ISDA master netting agreements for most of Aegon’s legal entities to facilitate Aegon’s right to offset credit risk exposure. Main counterparties to these transactions are investment banks which are typically rated ‘A’ or higher. The credit support agreement will normally dictate the threshold over which collateral needs to be pledged by Aegon or its counterparty. Transactions requiring Aegon or its counterparty to post collateral are typically the result of derivative trades, comprised mostly of interest rate swaps, equity swaps, currency swaps and credit swaps. Collateral received is mainly cash (USD and EUR). The credit support agreements that outline the acceptable collateral require high-quality instruments to be posted. Over the last three years, there was no default with any derivatives counterparty. The credit risk associated with financial assets subject to a master netting agreement is eliminated only to the extent that financial liabilities due to the same counterparty will be settled after the assets are realized. Eligible derivative transactions are traded via Central Clearing Houses as required by EMIR and the Dodd-Frank act. Credit risk in these transactions is mitigated through posting of initial and variation margins.
Aegon may also mitigate credit risk in reinsurance contracts by including downgrade clauses that allow the recapture of business, retaining ownership of assets required to support liabilities ceded or by requiring the reinsurer to hold assets in trust. For the resulting net credit risk exposure, Aegon employs deterministic and stochastic credit risk modeling in order to assess the Group’s credit risk profile, associated earnings and capital implications due to various credit loss scenarios.
Aegon operates a Credit Name Limit Policy (CNLP) under which limits are placed on the aggregate exposure that it has to any one counterparty. Limits are placed on the exposure at both group level and individual country units. The limits also vary by a rating system, which is a composite of the main rating agencies (S&P, Moody’s and Fitch) and Aegon’s internal rating of the counterparty. If an exposure exceeds the stated limit, then the exposure must be reduced to the limit for the country unit and rating category as soon as possible. Exceptions to these limits can only be made after explicit approval from Aegon’s Group Risk and Capital Committee (GRCC). The policy is reviewed regularly.
At December 31, 2021, there was one violation of the Credit Name Limit Policy at Group level (2020: one). This related to the Republic of Turkey and is being closely monitored. The breach will be resolved by the disposal of Aegon Turkey, which is expected to close in 2022.
At December 31, 2021, Aegon’s largest corporate credit exposures are to Wilton Re Holdings Ltd, American United Mutual Insurance, Reinsurance Group of America and JP Morgan. Aegon had large government exposures, the largest being to the United States, the Netherlands and Germany. Highly rated government bonds and government exposure domestically issued and owned in local currency are excluded from the Credit Name Limit Policy.
Aegon group level long-term counterparty exposure limits are as follows:
Group limits per credit rating

Amounts in EUR million	2021	2020

AAA	900	900

AA	900	900

A	675	675

BBB	450	450

BB	250	250

B	125	125

CCC or lower	50	50
Credit rating
The ratings distribution of general account portfolios of Aegon’s major reporting units, excluding reinsurance assets, are presented in the table that follows, organized by rating category and split by assets that are valued at fair value and assets that are valued at amortized cost. Aegon uses a composite rating based on a combination of the external ratings of S&P, Moody’s, Fitch and National Association of Insurance Commissioners (NAIC which is for US only) and internal ratings. The rating used is the lower of the external rating and the internal rating.

Credit rating general account investments, excluding reinsurance assets 2021	Americas		The Netherlands		United Kingdom		International
	Amortized cost	Fair value	Amortized cost	Fair value	Amortized cost	Fair value	Amortized cost	Fair value

AAA	1,383	15,537	2,607	11,832	-	74	-	738

AA	4,219	4,438	216	6,474	-	586	-	699

A	3,301	20,888	128	10,636	-	384	52	2,610

BBB	519	21,894	1,050	4,458	-	202	(4)	3,311

BB	59	1,614	44	127	-	1	-	272

B	-	549	-	19	-	-	18	370

CCC or lower	-	441	-	19	-	-	-	13

Assets not rated	1,868	4,257	31,137	1,418	-	644	27	79

Total	11,349	69,618	35,182	34,983	-	1,893	93	8,093

Past due and/or impaired assets	2	2,044	176	17	-	-	-	116

At December 31	11,352	71,662	35,358	35,000	-	1,893	93	8,208

	Asset Management		Total 2021 1)
Credit rating general account investments, excluding reinsurance assets 2021	Amortized cost	Fair value	Amortized cost	Fair value	Total carrying value

AAA	-	295	3,989	28,476	32,465

AA	-	-	4,436	12,197	16,633

A	-	-	3,481	34,530	38,011

BBB	-	-	1,564	29,866	31,431

BB	-	-	103	2,015	2,118

B	-	-	18	938	956

CCC or lower	-	-	-	473	473

Assets not rated	-	2	33,053	6,474	39,527

Total	-	296	46,644	114,968	161,613

Past due and/or impaired assets	-	-	178	2,176	2,355

At December 31	-	296	46,823	117,145	163,967

1	Includes investments of Holding and other activities.

Credit rating general account investments, excluding reinsurance assets 2020	Americas		The Netherlands		United Kingdom		International
	Amortized cost	Fair value	Amortized cost	Fair value	Amortized cost	Fair value	Amortized cost	Fair value

AAA	1,066	15,551	1,913	14,362	-	43	-	925

AA	3,494	4,112	74	7,663	-	605	-	617

A	3,369	21,741	46	14,421	-	337	49	2,604

BBB	631	21,049	1,098	4,031	-	173	(4)	3,242

BB	56	1,847	46	248	-	1	-	230

B	-	611	-	100	-	-	45	302

CCC or lower	-	556	-	15	-	-	1	12

Assets not rated	1,775	3,360	30,492	1,464	-	848	30	80

Total	10,390	68,828	33,669	42,305	-	2,008	120	8,014

Past due and/or impaired assets	87	1,130	212	14	-	-	-	88

At December 31	10,477	69,958	33,882	42,319	-	2,008	120	8,102
	Asset Management		Total 2020 1)
Credit rating general account investments, excluding reinsurance assets 2020	Amortized cost	Fair value	Amortized cost	Fair value	Total carrying value

AAA	-	159	2,980	31,042	34,021

AA	-	3	3,567	13,001	16,568

A	-	4	3,464	39,123	42,586

BBB	-	15	1,725	28,510	30,235

BB	-	16	102	2,372	2,473

B	-	8	45	1,022	1,067

CCC or lower	-	2	1	585	586

Assets not rated	-	1	32,336	5,984	38,320

Total	-	208	44,219	121,637	165,856

Past due and/or impaired assets	-	-	300	1,238	1,538

At December 31	-	208	44,519	122,875	167,394

1	Includes investments of Holding and other activities.
The following table shows the credit quality of the gross positions in the statement of financial position for general account reinsurance assets specifically:

	Carrying value 2021	Carrying value 2020

AAA	-	-

AA	9,084	9,025

A	11,087	9,430

Below A	7	34

Not rated	813	421

At December 31	20,992	18,910
Credit risk concentration
The tables that follow present specific credit risk concentration information for general account financial assets.

Credit risk concentrations – debt securities and money market investments 2021	Americas	The Netherlands	United Kingdom	Interna- tional	Asset Management	Total 2021 1)	Of which past due and/or impaired assets

Residential mortgage-backed securities (RMBSs)	1,854	106	-	20	4	1,984	611

Commercial mortgage-backed securities (CMBSs)	3,005	3	122	517	-	3,647	13

Asset-backed securities (ABSs) - CDOs backed by ABS, Corp. bonds, Bank loans	265	1,576	-	37	-	1,878	2

ABSs – Other	1,972	1	74	267	8	2,321	27

Financial - Banking	5,597	3,146	177	1,035	-	9,956	9

Financial - Other	9,916	854	68	783	257	11,877	175

Capital goods and other industry	4,048	1,078	33	501	-	5,661	144

Communications & Technology	6,190	1,561	3	732	-	8,485	411

Consumer cyclical	3,159	741	43	342	-	4,286	152

Consumer non-cyclical	6,138	1,900	121	825	-	8,984	177

Energy	4,177	143	26	635	-	4,980	91

Transportation	2,151	815	-	197	-	3,163	130

Utility	5,356	707	105	590	-	6,757	153

Government bonds	11,663	14,321	477	1,649	18	28,127	4

At December 31	65,490	26,951	1,248	8,130	286	102,105	2,101

1	Includes investments of Holding and other activities.

Credit risk concentrations – Government bonds per country of risk 2021	Americas	The Netherlands	United Kingdom	International	Asset Management	Total 2021 1)

United States	10,897	-	-	463	-	11,360

Netherlands	-	4,691	-	-	-	4,691

United Kingdom	-	3	413	-	18	433

Austria	-	1,175	-	6	-	1,181

Belgium	-	1,132	-	5	-	1,137

Finland	-	41	-	-	-	41

France	-	1,618	34	2	-	1,654

Germany	-	4,309	-	-	-	4,309

Hungary	-	-	-	302	-	302

Indonesia	75	39	-	28	-	141

Luxembourg	-	873	-	1	-	875

Spain	-	144	-	197	-	341

Rest of Europe	85	65	-	503	-	654

Rest of world	587	230	31	131	-	979

Supranational	19	-	-	11	-	29

At December 31	11,663	14,321	477	1,649	18	28,127

1	Includes investments of Holding and other activities.

Credit risk concentrations – Credit rating 2021 2)	Government bonds	Corporate bonds	RMBSs CMBSs ABSs	Other	Total 2021 1)

AAA	19,740	754	5,779	1,882	28,155

AA	5,476	4,099	1,125	-	10,700

A	1,228	25,470	1,648	-	28,345

BBB	1,094	28,855	338	-	30,286

BB	238	1,700	63	-	2,001

B	348	553	26	-	927

CCC or lower	5	183	826	-	1,014

Assets not rated	-	3	24	649	676

At December 31	28,127	61,617	9,830	2,531	102,105

1	Includes investments of Holding and other activities.
2	CNLP Ratings are used and are the lower of the Barclay’s Rating and the Internal Rating with the Barclay’s rating being a blended rating of S&P, Fitch, and Moody’s.
There are no individual issuers rated below investment grade in the RMBS sector, CMBS sector and ABS sector which have unrealized loss position greater than EUR 25 million.

Credit risk concentrations – debt securities and money market investments 2020	Americas	The Netherlands	United Kingdom	International	Asset Management	Total 2020 1)	Of which past due and/or impaired assets

Residential mortgage-backed securities (RMBSs)	2,317	165	-	80	3	2,565	736

Commercial mortgage-backed securities (CMBSs)	2,970	12	122	495	-	3,599	9

Asset-backed securities (ABSs) - CDOs backed by ABS, Corp. bonds, Bank loans	422	1,703	-	35	-	2,159	1

ABSs – Other	1,584	11	74	294	2	1,965	9

Financial - Banking	6,144	4,520	164	1,034	2	11,863	9

Financial - Other	9,080	706	78	744	135	10,760	35

Capital goods and other industry	3,968	1,182	18	446	4	5,618	41

Communications & Technology	5,736	1,129	3	701	1	7,570	119

Consumer cyclical	3,112	999	43	368	-	4,522	30

Consumer non-cyclical	6,200	1,773	120	815	1	8,909	32

Energy	3,852	287	27	545	4	4,715	12

Transportation	2,202	784	-	197	1	3,183	21

Utility	4,872	401	78	610	-	5,960	143

Government bonds	11,282	17,208	434	1,658	46	30,627	4

At December 31	63,739	30,880	1,160	8,022	199	104,018	1,200

1	Includes investments of Holding and other activities.
Credit risk concentrations – Government bonds per country of risk 2020	Americas	The Netherlands	United Kingdom	International	Asset Management	Total 2020 1)

United States	10,623	61	-	503	2	11,189

Netherlands	-	6,505	-	-	-	6,505

United Kingdom	-	3	368	-	17	387

Austria	-	1,318	-	9	-	1,326

Belgium	-	1,255	-	5	-	1,260

Finland	-	42	-	-	-	42

France	-	1,779	34	3	-	1,816

Germany	-	4,869	-	-	-	4,869

Hungary	2	-	-	375	1	378

Luxembourg	-	950	-	1	-	951

Spain	-	146	-	208	-	354

Rest of Europe	87	165	-	434	3	689

Rest of world	567	115	32	115	24	854

Supranational	3	-	-	4	-	7

At December 31	11,282	17,208	434	1,658	46	30,627

1	Includes investments of Holding and other activities.

Credit risk concentrations – Credit rating 2020 2)	Government bonds	Corporate bonds	RMBSs CMBSs ABSs	Other	Total 2020 1)

AAA	22,335	766	6,256	1,585	30,942

AA	5,657	4,181	1,352	-	11,190

A	1,056	26,438	1,224	-	28,718

BBB	1,175	26,769	320	-	28,264

BB	90	2,055	133	-	2,279

B	308	639	53	-	1,000

CCC or lower	6	282	949	-	1,237

Assets not rated	-	2	2	385	388

At December 31	30,627	61,132	10,289	1,970	104,018

1	Includes investments of Holding and other activities.
2	CNLP Ratings are used and are the lower of the Barclay’s Rating and the Internal Rating with the Barclay’s rating being a blended rating of S&P, Fitch, and Moody’s.
There are no individual issuers rated below investment grade in the RMBS sector, CMBS sector and ABS sector which have unrealized loss position greater than EUR 25 million.

Credit risk concentrations – mortgage loans 2021	Americas	The Netherlands	United Kingdom	International	Asset Management	Total 2021	Of which past due and/or impaired assets

Agricultural	59	-	-	-	-	59	-

Apartment	5,085	-	-	-	-	5,085	2

Industrial	1,349	-	-	-	-	1,349	-

Office	1,560	-	-	-	-	1,560	-

Retail	1,425	6	-	-	-	1,432	-

Other commercial	-	23	-	-	-	23	1

Residential	6	30,476	-	1	-	30,483	139

At December 31	9,485	30,505	-	1	-	39,991	142

Credit risk concentrations – mortgage loans 2020	Americas	The Netherlands	United Kingdom	International	Asset Management	Total 2020	Of which past due and/or impaired assets

Agricultural	59	-	-	-	-	59	-

Apartment	4,169	-	-	-	-	4,169	86

Industrial	1,240	-	-	-	-	1,240	-

Office	1,624	-	-	-	-	1,625	-

Retail	1,383	7	-	-	-	1,390	1

Other commercial	223	25	-	-	-	248	1

Residential	8	29,505	-	1	-	29,514	173

At December 31	8,706	29,537	-	1	-	38,244	261
The fair value of Aegon Americas commercial and agricultural mortgage loan portfolio as per December 31, 2021, amounted to EUR 10,161 million (2020: EUR 9,518 million). The loan to value (LTV) amounted to approximately 53% (2020: 55%). Of the portfolio 0% (2020: 1%) is in delinquency (defined as 60 days in arrears). In 2021, Aegon Americas recognized EUR 1 million of net impairments (2020: EUR 1 million net impairments) on this portfolio. In 2021, there were no foreclosures (2020: EUR 0 million) and no impairments or recoveries associated with foreclosed loans (2020: EUR 0 million).
The fair value of Aegon the Netherlands mortgage loan portfolio as per December 31, 2021, amounted to EUR 34,198 million (2020: EUR 33,761 million). The LTV amounted to approximately 56% (2020: 66%). A significant part of the portfolio 42% (2020: 45%) is government guaranteed. Of the portfolio, 0.1% (2020: 0.1%) is in delinquency (defined as 60 days in arrears). Impairments in 2021 amounted to EUR 1 million (2020: EUR 0 million). During the last ten years defaults of the portfolio have been 5 basis points on average.
Unconsolidated structured entities
Aegon’s investments in unconsolidated structured entities such as RMBSs, CMBSs and ABSs and investment funds are presented in the line item ‘Investments’ of the statement of financial position. Aegon’s interests in these unconsolidated structured entities can be characterized as basic interests, Aegon does not have loans, derivatives, guarantees or other interests related to these investments. Any existing commitments such as future purchases of interests in investment funds are disclosed in note 45 Commitments and contingencies.
For debt instruments, specifically for RMBSs, CMBSs and ABSs, the maximum exposure to loss is equal to the carrying amount which is reflected in the credit risk concentration table regarding debt securities and money market investments. To manage credit risk Aegon invests primarily in senior notes of RMBSs, CMBSs and ABSs. The composition of the RMBSs, CMBSs and ABSs portfolios of Aegon are widely dispersed looking at the individual amount per entity, therefore Aegon only has non-controlling interests in individual unconsolidated structured entities. Furthermore these investments are not originated by Aegon.
Except for commitments as noted in note 45 Commitments and contingencies, Aegon did not provide, nor is required to provide financial or other support to unconsolidated structured entities. Nor does Aegon have intentions to provide financial or other support to unconsolidated structured entities in which Aegon has an interest or previously had an interest.
For RMBSs, CMBSs and ABSs in which Aegon has an interest at reporting date, the following table presents total income received from those interests. The Investments column reflects the carrying values recognized in the statement of financial position of Aegon’s interests in RMBSs, CMBSs and ABSs.

			Total result 2021	December 31, 2021
2021	Interest income	Total gains and losses on sale of assets	Total	Investments

Residential mortgage-backed securities	83	(28)	55	1,980

Commercial mortgage-backed securities	113	(31)	82	3,647

Asset-backed securities	29	-	29	1,878

ABSs - Other	70	(11)	59	2,323

Total	295	(69)	226	9,829

			Total result 2020	December 31, 2020
2020	Interest income	Total gains and losses on sale of assets	Total	Investments

Residential mortgage-backed securities	120	25	144	2,565

Commercial mortgage-backed securities	128	92	220	3,599

Asset-backed securities	38	(5)	34	2,159

ABSs - Other	79	104	183	1,965

Total	366	215	581	10,289
Additional information on credit risk, unrealized losses and impairments
Debt instruments
The amortized cost and fair value of debt securities, money market investments and other, included in Aegon’s available-for-sale (AFS) portfolios, are as follows as of December 31, 2021, and December 31, 2020.

2021	Amortized cost	Unrealized gains	Unrealized losses	Total fair value	Fair value of instruments with unrealized gains	Fair value of instruments with unrealized losses

Debt securities, money market instruments and other

United States government	8,942	2,386	(11)	11,317	10,938	379

Dutch government	3,456	1,238	(0)	4,694	4,688	6

Other government	9,060	2,794	(84)	11,769	10,414	1,356

Mortgage-backed securities	5,265	372	(56)	5,581	3,832	1,749

Asset-backed securities	4,088	118	(16)	4,189	2,334	1,855

Corporate	50,953	5,738	(343)	56,348	45,363	10,985

Money market investments	4,790	-	(0)	4,790	4,547	243

Other	876	34	(66)	844	519	325

Total	87,431	12,679	(576)	99,533	82,635	16,898

Of which held by Aegon Americas and NL	78,468	11,865	(475)	89,859	74,954	14,905

2020	Amortized cost	Unrealized gains	Unrealized losses	Total fair value	Fair value of instruments with unrealized gains	Fair value of instruments with unrealized losses

Debt securities, money market instruments and other

United States government	8,336	2,608	(9)	10,935	10,661	274

Dutch government	4,769	1,736	-	6,505	6,502	3

Other government	9,085	3,660	(8)	12,736	12,465	271

Mortgage-backed securities	5,678	482	(69)	6,092	5,314	777

Asset-backed securities	3,980	158	(17)	4,121	2,789	1,332

Corporate	45,986	7,404	(98)	53,292	51,252	2,039

Money market investments	4,559	-	(1)	4,558	4,136	422

Other	1,032	39	(75)	996	616	380

Total	83,426	16,087	(277)	99,235	93,736	5,499

Of which held by Aegon Americas and NL	74,880	14,938	(249)	89,569	84,593	4,976

Unrealized bond losses by sector
The composition by industry category of Aegon’s available-for-sale (AFS) debt securities, money market investments and other in an unrealized loss position at December 31, 2021, and December 31, 2020, is presented in the following table:

	December 31, 2021		December 31, 2020

Unrealized losses - debt securities, money market investments and other	Carrying value of instruments with unrealized losses	Unrealized losses	Carrying value of instruments with unrealized losses	Unrealized losses

Residential mortgage-backed securities (RMBSs)	810	(21)	142	(17)

Commercial mortgage-backed securities (CMBSs)	803	(27)	543	(40)

Asset-backed securities (ABSs) - CDOs backed by ABS, Corp. bonds, Bank loans	1,244	(9)	1,183	(13)

ABSs - Other	558	(7)	123	(3)

Financial Industry - Banking	1,669	(32)	149	(7)

Financial Industry - Insurance	368	(11)	85	(7)

Financial Industry - Other	1,092	(29)	536	(9)
Industrial	5,630	(179)	1,141	(60)
Utility	1,564	(68)	333	(9)

Government	842	(28)	361	(10)

Other	325	(66)	380	(75)

Total held by Aegon Americas and NL	14,905	(475)	4,976	(249)

Held by other segments	1,994	(102)	523	(28)

Total	16,898	(576)	5,499	(277)
Impairment of financial assets
Aegon regularly monitors industry sectors and individual debt securities for indicators of impairment. These indicators may include one or more of the following: 1) deteriorating market to book ratio, 2) increasing industry risk factors, 3) deteriorating financial condition of the issuer, 4) covenant violations by the issuer, 5) high probability of bankruptcy of the issuer, or 6) downgrades by internationally recognized credit rating agency. Additionally, for asset-backed securities, cash flow trends and underlying levels of collateral are monitored. A security is impaired if there is objective evidence that a loss event has occurred after the initial recognition of the asset that has a negative impact on the estimated future cash flows.
For details on impairments on financial assets, including receivables, refer to note 15 Impairment charges / (reversals).
Past due and impaired assets
The tables that follow provide information on past due and individually impaired financial assets for the whole Aegon Group. An asset is past due when a counterparty has failed to make a payment when contractually due. Assets are impaired when an impairment loss has been charged to the income statement relating to this asset. After the impairment loss is reversed in subsequent periods, the asset is no longer considered to be impaired. When the terms and conditions of financial assets have been renegotiated, the terms and conditions of the new agreement apply in determining whether the financial assets are past due.
Aegon’s policy is to pursue realization of the collateral in an orderly manner as and when liquidity permits. Aegon generally does not use the non-cash collateral for its own operations.

	2021				2020
Past due but not impaired assets	0-6 months	6-12 months	> 1 year	Total	0-6 months	6-12 months	> 1 year	Total

Debt securities - carried at fair value	1,171	255	40	1,466	369	34	9	412

Mortgage loans	129	1	1	131	169	55	1	226

Other loans	19	5	10	35	24	8	5	36

Accrued interest	30	10	3	42	5	1	1	8

Other financial assets - carried at fair value	-	-	-	-	-	-	-	-

At December 31	1,350	271	54	1,675	567	98	16	681

Impaired financial assets	Carrying amount 2021	Carrying amount 2020

Shares	62	38

Debt securities - carried at fair value	635	789

Mortgage loans	10	36

Other loans	2	3

Other financial assets - carried at fair value	14	2

At December 31	723	867
Equity market risk and other investments risk
Fluctuations in the equity, real estate and capital markets have affected Aegon’s profitability, capital position and sales of equity related products in the past and may continue to do so. Exposure to equity, real estate and capital markets exists in both assets and liabilities. Asset exposure exists through direct equity investment, where Aegon bears all or most of the volatility in returns and investment performance risk. Equity market exposure is also present in insurance and investment contracts for policyholders where funds are invested in equities, backing variable annuities, unit-linked products and mutual funds. Although most of the risk remains with the policyholder, lower investment returns can reduce the asset management fee earned by Aegon on the asset balance in these products. In addition, some of this business has minimum return or accumulation guarantees.
In 2021, Transamerica expanded its dynamic hedge program to variable annuities with guaranteed minimum death benefit riders (GMDB) and remaining policies with guaranteed minimum income (GMIB) riders. This builds on the effective dynamic hedge program of policies with guaranteed minimum withdrawal benefits (GMWB). The dynamic hedge program now covers the equity risks (and interest rate risk) embedded in the guarantees of its entire variable annuity portfolio. Dynamic hedging stabilizes cash flows and reduces sensitivities to changes in equity markets (and interest rates) on an economic basis.
The general account equity, real estate and other non-fixed-income portfolio of Aegon is as follows:

Equity, real estate and non-fixed income exposure	Americas	The Netherlands	United Kingdom	International	Asset Management	Holding and other activities	Total 2021

Equity funds	175	34	-	63	9	-	280

Common shares 1)	190	-	29	5	-	1	226

Preferred shares	128	-	-	-	-	-	128

Investments in real estate	39	2,588	-	16	-	-	2,643

Hedge funds	35	-	-	-	-	-	35

Other alternative investments	1,934	432	-	-	-	-	2,366

Other financial assets	1,595	1,023	598	7	2	-	3,225

At December 31	4,097	4,076	628	91	10	1	8,903

1	Common shares in Holding and other activities includes the elimination of treasury shares in the general account for an amount of EUR nil million.

Equity, real estate and non-fixed income exposure	Americas	The Netherlands	United Kingdom	International	Asset Management	Holding and other activities	Total 2020

Equity funds	154	40	-	68	8	-	270

Common shares 1)	161	-	34	6	-	16	218

Preferred shares	127	-	-	-	-	27	155

Investments in real estate	37	2,331	-	16	-	-	2,385

Hedge funds	74	-	-	-	-	-	75

Other alternative investments	1,557	381	-	-	-	7	1,945

Other financial assets	1,104	1,046	800	6	1	-	2,957

At December 31	3,215	3,799	834	97	10	51	8,005

1	Common shares in Holding and other activities includes the elimination of treasury shares in the general account for an amount of EUR nil million.

Market risk concentrations – shares	Americas	The Netherlands	United Kingdom	International	Asset Management	Total 2021 1)	Of which impaired assets

Communication	1	-	-	-	-	1	-

Consumer	5	-	-	-	-	5	1

Financials	411	4	-	5	-	420	39

Funds	-	1,406	29	62	-	1,498	17

Industries	42	-	-	-	-	42	5

Other	35	-	-	5	9	49	-

At December 31	493	1,410	29	72	9	2,015	62
1
Includes investments of Holding and other activities.

Market risk concentrations – shares	Americas	The Netherlands	United Kingdom	International	Asset Management	Total 2020 1)	Of which impaired assets

Communication	1	-	-	-	-	4	-

Consumer	4	-	-	-	1	6	-

Financials	368	14	-	5	3	400	3

Funds	-	1,363	34	63	-	1,470	14

Industries	42	-	-	1	1	44	12

Other	27	-	-	6	3	56	7

At December 31	442	1,376	34	74	9	1,979	35

1	Includes investments of Holding and other activities.
The table that follows sets forth the closing levels of certain major indices at the end of the last five years.

	2021	2020	2019	2018	2017

S&P 500	4,766	3,756	3,231	2,507	2,674

Nasdaq	15,645	12,888	8,973	6,635	6,903

FTSE 100	7,385	6,461	7,542	6,728	7,688

AEX	798	625	605	488	545
The sensitivity analysis of net result and shareholders’ equity to changes in equity prices is presented in the table below. The sensitivity of shareholders’ equity and net result to changes in equity markets reflects changes in the market value of Aegon’s portfolio, changes in DPAC amortization, contributions to pension plans for Aegon’s employees and the strengthening of the guaranteed minimum benefits, when applicable. Aegon generally has positive income benefits from equity market increases and negative impacts from equity market declines as it earns fees on policyholder account balances and provides minimum guarantees for account values. Aegon uses options and other equity derivatives to provide protection against the negative impact of equity market declines.
Sensitivity analysis of net result and shareholders’ equity to equity markets

Immediate change of	Estimated approximate effects on net result	Estimated approximate effects on shareholders’ equity

2021

Equity increase 10%	151	341

Equity decrease 10%	(212)	(221)

Equity increase 25%	322	660

Equity decrease 25%	(529)	(685)

2020

Equity increase 10%	146	394

Equity decrease 10%	(208)	(199)

Equity increase 25%	290	725

Equity decrease 25%	(541)	(715)

Interest rate risk
Aegon bears interest rate risk with many of its products. In cases where cash flows are highly predictable, investing in assets that closely match the cash flow profile of the liabilities can offset this risk. For some Aegon country units, local capital markets are not well developed, which prevents the complete matching of assets and liabilities for those businesses. For some products, cash flows are less predictable as a result of policyholder actions that can be affected by the level of interest rates.
In periods of rapidly increasing interest rates, policy loans, surrenders and withdrawals may increase. Premiums in flexible premium policies may decrease as policyholders seek investments with higher perceived returns. This activity may result in cash payments by Aegon requiring the sale of invested assets at a time when the prices of those assets are adversely affected by the increase in market interest rates; this may result in realized investment losses. These cash payments to policyholders result in a decrease in total invested assets and a decrease in net result. Among other things, early withdrawals may also require accelerated amortization of DPAC, which in turn reduces net result.
During periods of sustained low interest rates, Aegon may not be able to preserve margins as a result of minimum interest rate guarantees and minimum guaranteed crediting rates provided on policies. Also, investment earnings may be lower because the interest earnings on new fixed-income investments are likely to have declined with the market interest rates. Mortgage loans and redeemable bonds in the investment portfolio are more likely to be repaid as borrowers seek to borrow at lower interest rates and Aegon may be required to reinvest the proceeds in securities bearing lower interest rates. Accordingly, net result declines as a result of a decrease in the spread between returns on the investment portfolio and the interest rates either credited to policyholders or assumed in reserves.
Aegon manages interest rate risk closely, taking into account all of the complexity regarding policyholder behavior and management action. Aegon employs sophisticated interest rate measurement techniques and actively uses derivatives and other risk mitigation tools to closely manage its interest rate risk exposure. Aegon operates an Investment & Counterparty Risk policy that limits the amount of interest rate risk to which the Group is exposed. All derivative use is governed by Aegon’s Derivative Use Policy. A detailed description on the use of derivatives within Aegon is included in note 24 Derivatives.
In 2020 Transamerica commenced a multi-year plan to gradually reduce its economic interest rate risk, primarily by lengthening the duration of the assets to provide a closer match to the liability duration and extending the existing forward starting swap program. The program is due to be completed by mid-2022.
Furthermore, in 2021, Transamerica expanded its dynamic hedge program to variable annuities with guaranteed minimum death benefit riders (GMDB) and remaining policies with guaranteed minimum income (GMIB) riders. This builds on the effective dynamic hedge program of policies with guaranteed minimum withdrawal benefits (GMWB). The dynamic hedge program now covers the interest rate (and equity risks) embedded in the guarantees of its entire variable annuity portfolio. Dynamic hedging stabilizes cash flows and reduces sensitivities to changes in interest rates (and equity markets) on an economic basis.
The following table shows interest rates at the end of each of the last five years.

	2021	2020	2019		2018	2017

3-month US LIBOR	0.21%	0.24%	1.91%		2.81%	1.69%

3-month EURIBOR	(0.57%)	(0.55%)	(0.38%	)	(0.31%)	(0.33%)

10-year US Treasury	1.78%	0.91%	1.91%		2.69%	2.41%

10-year Dutch government	(0.03%)	(0.48%)	(0.06%	)	0.39%	0.53%
The sensitivity analysis in the table below shows an estimate of the effect of a parallel shift in the yield curves on net result and shareholders’ equity arising from the impact on general account investments and offset due to liabilities from insurance and investment contracts. Timing and valuation differences between assets and liabilities may cause short-term reductions in net result as rates rise. Rising interest rates would also cause the fair value of the available-for-sale bond portfolio to decline and the level of unrealized gains could become too low to support recoverability of the full deferred tax asset triggering an allowance charge to income. The offsetting economic gain on the insurance and investment contracts is however not fully reflected in the sensitivities because many of these liabilities are not measured at fair value. The short to medium term reduction in net result due to rising interest rates would be offset by higher net result in later years, all else being equal. Therefore, higher interest rates are not considered a long-term risk to the Group. However, a long sustained period of low interest rates will erode net result due to lower returns earned on reinvestments and due to lower long term returns from decreased overall portfolio yields.
Parallel movement of yield curve	Estimated approximate effects on net result	Estimated approximate effects on shareholders’ equity

2021

Shift up 100 basis points	296	(3,591)

Shift down 100 basis points	(594)	2,906

2020

Shift up 100 basis points	813	(1,690)

Shift down 100 basis points	(1,174)	1,352
Aegon’s sensitivity to interest rate risk has changed in 2021, compared to 2020. This is the net result of the expansion of the variable annuities dynamic hedge program in the United States and the effect from the improvement of the LAT deficit in the Netherlands.
The hedge strategy targets minimal mismatch according to the Aegon economic framework (which broadly aligns with Solvency II Own Funds) and stabilizes Solvency II ratio volatility.
Risks and risks management arising from financial instruments subject to interest rate benchmark reform
The future of IBORs (Interbank Offered Rates) such as EURIBOR, EONIA and LIBOR has been a major topic on the global agenda since the G20 asked the Financial Stability Board (FSB) to undertake a fundamental review of leading interest rate benchmarks in 2013. The FSB proposed new standards to reform interest rate benchmarks and the use of transaction-based input data instead of non-transactional/panel input data.
To prepare for the IBOR transition all Aegon units have written transition plan containing among others project solutions and actions, timelines and ownership to ensure timely preparation and implementation. We are currently implementing the actions as described in the transition plans.
There are no plans for the discontinuation for EURIBOR and appropriate fallback language has been implemented for derivatives via the International Swaps and Derivatives Association (‘ISDA’) fallback protocol and rulebook changes by the clearing houses.
In the US the relevant USD LIBOR benchmark rates are expected to remain available for existing contracts until mid 2023 and these instruments are expected to either be transitioned actively to Secured Overnight Funding Rate (‘SOFR’) before the 2023 deadline, via the ISDA fallback protocol or via a legislative solution.
In July 2020 the discount rates of EUR cleared derivatives switched from EONIA to
€
STR which impacted the valuation of derivatives for which compensation was exchanged. All EUR Credit Support Annex (‘CSA’) which have positions outstanding have been amended from EONIA to
€
STR discounting. In the US, the cleared market has switched discount rates from Fed Funds to SOFR in October 2020. The switch in discount rates is expected to lead to increased liquidity in the new risk free rates.
Aegon recognizes that the reform of IBORs and any transition to replacement rates entail risks for all our businesses across our assets and liabilities. These risks include, but are not limited to:
♦	Legal risks, as Aegon is required to make changes to documentation for new and existing transactions, such as funding instruments issued with an IBOR reference and derivatives held with an IBOR reference;
♦	Financial risks, arising from any changes in the valuation of financial instruments linked to benchmark rates, such as derivatives and floating rate notes, issued by, or invested in by Aegon;
♦	Pricing risks, as changes to benchmark indices could impact pricing mechanisms on some funding instruments or investments;
♦	Operational risks, due to the potential requirement to adapt informational technology systems, trade reporting infrastructure and operational processes; and
♦	Conduct risks, relating to communication with potential impact on Aegon’s customers, and engagement during the transition period.
Various supranational institutions, central banks, regulators, benchmark administrators and industry working groups play a role in the benchmark reform and the preparation for the replacement of IBORs. Although a lot of work has been done, there is still significant uncertainty around liquidity development, and the timetable and mechanisms for implementation, including application of spread adjustments to the alternative reference rates. Accordingly, it is not currently possible to determine whether, or to what extent, any such changes would affect Aegon. However, the implementation of alternative reference rates may have a material adverse effect on Aegon’s business, financial condition, customers, and operations.
The table below summarize the exposures of non-derivative financial assets and non-derivative liabilities that yet have to transition to alternative benchmark rates.

	2021

Non derivative financial instruments to transition to alternative benchmark	Financial assets non-derivatives	Financial liabilities non-derivatives

By benchmark rate

GBP LIBOR	19	-

USD LIBOR	822	1,143

Euribor	3,095	1,200

Fed Funds	102	-

Total	4,038	2,343
The table below summarize the exposures of derivatives that yet have to transition to alternative benchmark rates.

2021

Derivative financial instruments to transition to alternative benchmark	Nominal Value

By benchmark rate

GBP LIBOR	-

USD LIBOR	54,232

Euribor	113,593

Fed Funds	3,574

Total	171,399
Currency exchange rate risk
As an international group, Aegon is subject to foreign currency translation risk. Foreign currency exposure exists mainly when policies are denominated in currencies other than the issuer’s functional currency. Currency risk in the investment portfolios backing insurance and investment liabilities is managed using asset liability matching principles. Assets allocated to equity are kept in local currencies to the extent shareholders’ equity is required to satisfy regulatory and self-imposed capital requirements. Therefore, currency exchange rate fluctuations will affect the level of shareholders’ equity as a result of translation of subsidiaries into euro, the Group’s presentation currency. Aegon holds the remainder of its capital base (perpetual capital securities, subordinated and senior debt) in various currencies in amounts that are targeted to correspond to the book value of the country units. This balancing mitigates currency translation impacts on shareholders’ equity and leverage ratios. Aegon does not hedge the income streams from the main non-euro units and, as a result, earnings may fluctuate due to currency translation. As Aegon has significant business segments in the Americas and in the United Kingdom, the principal sources of exposure from currency fluctuations are from the differences between the US dollar and the euro and between the UK pound and the euro. Aegon may experience significant changes in net result and shareholders’ equity because of these fluctuations.
Aegon operates an Investment & Counterparty Risk Policy which applies currency risk exposure limits both at Group and regional levels, and under which direct currency speculation or program trading by country units is not allowed unless explicit approval has been granted by the Group Risk and Capital Committee and the Management Board. Assets should be held in the functional currency of the business written or hedged back to that currency. Where this is not possible or practical, remaining currency exposure should be sufficiently documented and limits are placed on the total exposure at both group level and for individual country units.
Information on Aegon’s three year historical net result and shareholders’ equity in functional currency are shown in the table below:

	2021	2020	2019

Net result

Americas (in USD)	1,195	(611)	1,324

United Kingdom (in GBP)	104	60	(29)

Equity in functional currency

Americas (in USD)	18,324	19,127	18,123

United Kingdom (in GBP)	1,260	1,391	1,358

The exchange rates for US dollar and UK pound per euro for each of the last five year ends are set forth in the table below:

Closing rates	2021	2020	2019	2018	2017

USD	1.14	1.22	1.12	1.14	1.20

GBP	0.84	0.90	0.85	0.90	0.89
Aegon Group companies’ foreign currency exposure from monetary assets and liabilities denominated in foreign currencies (that is, other than the entity’s functional currency), is not material.
The sensitivity analysis in the following table shows an estimate of the translation effect of movements in the exchange rates of functional currencies of foreign subsidiaries against the euro presentation currency of the Group’s financial statements, on net income and shareholders’ equity.
Sensitivity analysis of net result and shareholders’ equity to translation risk

Movement of currency exchange rates 1)	Estimated approximate effects on net result	Estimated approximate effects on shareholders’ equity

2021

Increase by 15% of USD currencies relative to the euro	205	3,249

Increase by 15% of GBP currencies relative to the euro	152	1,900

Increase by 15% of non-euro currencies relative to the euro	244	3,541

Decrease by 15% of USD currencies relative to the euro	(153)	(2,441)

Decrease by 15% of GBP currencies relative to the euro	107	1,315

Decrease by 15% of non-euro currencies relative to the euro	(179)	(2,616)

2020

Increase by 15% of USD currencies relative to the euro	(93)	2,848

Increase by 15% of GBP currencies relative to the euro	(43)	1,015

Increase by 15% of non-euro currencies relative to the euro	(52)	3,219

Decrease by 15% of USD currencies relative to the euro	74	(2,066)

Decrease by 15% of GBP currencies relative to the euro	(51)	631

Decrease by 15% of non-euro currencies relative to the euro	45	(2,325)

1	The effect of currency exchange movements is reflected as a one-time shift up or down in the value of the non-euro currencies relative to the euro on December 31.
Liquidity risk
Liquidity risk is inherent in much of Aegon’s business. Each asset purchased and liability incurred has its own liquidity characteristics. Some liabilities are surrenderable while some assets, such as privately placed loans, mortgage loans, real estate and limited partnership interests, have low liquidity. If Aegon requires significant amounts of cash on short notice in excess of normal cash requirements and existing credit facilities, it may have difficulty selling these investments at attractive prices or in a timely manner. Liquidity risk is also affected by the use of collateralized financial derivatives to mitigate other risks.
Aegon operates a Liquidity Risk Policy under which country units are obliged to maintain sufficient levels of highly liquid assets to meet cash demands by policyholders and account holders over the next two years. Potential cash demands are assessed under a stress scenario including spikes in disintermediation risk due to rising interest rates and concerns over Aegon’s financial strength due to multiple downgrades of the Group’s credit rating. At the same time, the liquidity of assets other than cash and government issues is assumed to be severely impaired for an extended period of time. All legal entities and Aegon Group must maintain enough liquidity in order to meet all cash needs under this extreme scenario.
Aegon held EUR 31,101 million of general account investments in cash, money market products and government bonds that are readily saleable or redeemable on demand (2020: EUR 33,465 million). The Group expects to meet its obligations, even in a stressed liquidity event, from operating cash flows and the proceeds of maturing assets as well as these highly liquid assets. Further, the Group has access to back-up credit facilities, as disclosed in note 37 Borrowings, amounting to EUR 3,399 million which were unused at the end of the reporting period (2020: EUR 3,288 million).
The maturity analysis below shows the remaining contractual maturities of each category of financial liabilities (including coupon interest). When the counterparty has a choice of when an amount is paid, the liability is included on the basis of the earliest date on which it can be required to be paid. Financial liabilities that can be required to be paid on demand without any delay are reported in the category ‘On demand.’ If there is a notice period, it has been assumed that notice is given immediately and the repayment has been presented at the earliest date after the end of the notice period. When the amount payable is not fixed, the amount reported is determined by reference to the conditions existing at the reporting date. For example, when the amount payable varies with changes in an index, the amount disclosed may be based on the level of the index at the reporting date.
To manage the liquidity risk arising from financial liabilities, Aegon holds liquid assets comprising cash and cash equivalents and investment grade investment securities for which there is an active and liquid market. These assets can be readily sold to meet liquidity requirements. For this reason, Aegon believes that it is not necessary to disclose a maturity analysis in respect of these assets to enable users to evaluate the nature and extent of liquidity risk.

Maturity analysis – gross undiscounted contractual cash flows (for non-derivatives)	On demand	< 1 yr amount	1 < 5 yrs amount	5 < 10 yrs amount	> 10 yrs amount	Total amount

2021

Trust pass-through securities	-	9	113	16	60	197

Subordinated loans	-	108	377	246	2,964	3,695

Borrowings	-	901	7,651	956	1,052	10,559

Lease liabilities	-	37	86	67	70	259

Other financial liabilities	4,993	1,749	325	154	224	7,444

Total financial liabilities (excluding investment/insurance contracts)	4,993	2,803	8,551	1,439	4,368	22,154

Investment contracts 1)	17,254	2,681	2,114	1,101	655	23,804

Investment contracts for account of policyholders 1)	34,756	34,571	10	6	4	69,347

Total investment contracts	52,009	37,252	2,124	1,107	659	93,151

2020

Trust pass-through securities	-	8	33	91	58	191

Subordinated loans	-	103	382	283	2,842	3,610

Borrowings	-	1,033	6,627	747	1,002	9,410

Lease liabilities	-	45	97	60	76	278

Other financial liabilities	5,333	2,238	197	100	126	7,993

Total financial liabilities (excluding investment/insurance contracts)	5,333	3,427	7,337	1,282	4,105	21,482

Investment contracts 1)	16,699	2,458	1,878	1,072	795	22,903

Investment contracts for account of policyholders 1)	30,515	27,513	8	4	3	58,043

Total investment contracts	47,214	29,971	1,886	1,077	798	80,946

1	Excluding investment contracts with discretionary participating features.
Aegon’s liquidity management is based on expected claims and benefit payments rather than on the contractual maturities. The projected cash benefit payments in the table below are based on management’s best estimates of the expected gross benefits and expenses, partially offset by the expected gross premiums, fees and charges relating to the existing business in force. Estimated cash benefit payments are based on mortality, morbidity and lapse assumptions based on Aegon’s historical experience, modified for recently observed trends. Actual payment obligations may differ if experience varies from these assumptions. The cash benefit payments are presented on an undiscounted basis and are before deduction of tax and before reinsurance.

Financial liabilities relating to insurance		< 1 yr	1 < 5 yrs	5 < 10 yrs	> 10 yrs	Total
and investment contracts 1)	On demand	amount	amount	amount	amount	amount

2021

Insurance contracts	-	4,260	16,215	18,438	127,344	166,257

Insurance contracts for account of policyholders	-	11,494	41,638	39,941	131,667	224,740

Investment contracts	-	8,324	7,975	3,847	4,438	24,584

Investment contracts for account of policyholders	193	14,011	27,637	31,715	84,825	158,381

	193	38,089	93,465	93,941	348,274	573,962

2020

Insurance contracts	-	4,269	16,104	18,382	119,092	157,847

Insurance contracts for account of policyholders	-	10,546	37,153	35,257	117,005	199,961

Investment contracts	-	8,733	8,000	2,998	3,957	23,688

Investment contracts for account of policyholders	165	12,004	27,435	28,318	72,063	139,986

	165	35,552	88,693	84,955	312,117	521,482

1
The liability amount in the consolidated financial statements reflects the discounting for interest as well as adjustments for the timing of other factors as described above. As a result, the sum of the cash benefit payments shown for all years in the table exceeds the corresponding liability amounts included in notes 34 Insurance contracts and 35 Investments contracts.

The following table details the Group’s liquidity analysis for its derivative financial instruments, based on the undiscounted contractual net cash inflows and outflows on derivative instruments that settle on a net basis, and the undiscounted gross inflows and outflows on those derivatives that require gross settlement.

Maturity analysis relating to derivatives 1)		< 1 yr	1 < 5 yrs	5 < 10 yrs	> 10 yrs	Total
(Contractual cash flows)	On demand	amount	amount	amount	amount	amount

2021

Gross settled

Cash inflows	-	4,300	3,728	5,034	104,335	117,396

Cash outflows	-	(4,895)	(7,080)	(9,499)	(105,376)	(126,850)

Net settled

Cash inflows	-	683	3,442	3,640	5,375	13,140

Cash outflows	-	(780)	(3,032)	(3,102)	(12,591)	(19,505)

2020

Gross settled

Cash inflows	-	23,118	3,073	3,119	7,554	36,863

Cash outflows	-	(23,429)	(2,267)	(1,974)	(4,782)	(32,451)

Net settled

Cash inflows	-	612	2,293	2,870	5,418	11,193

Cash outflows	-	(797)	(1,784)	(2,258)	(6,604)	(11,444)

1
Derivatives includes all financial derivatives regardless whether they have a positive or a negative value. It does not include bifurcated embedded derivatives. These are presented together with the host contract. For interest rate derivatives only, cash flows related to the pay leg are taken into account for determining the gross undiscounted cash flows.

For maturity information on other obligations, please refer to note 45 Commitments and contingencies.